CONVERTIBLE NOTE PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
CONVERTIBLE NOTE PAYABLE [Abstract]
CONVERTIBLE NOTE PAYABLE
NOTE 8 - CONVERTIBLE NOTE PAYABLE

On October 20, 2012, the Company received a CAD20,000 ($20,102) loan from a non-affiliate which was evidenced by a convertible promissory note due on January 20, 2013 (the maturity date was later extended to June 30, 2013).  This promissory note bears interest at a rate of 20% per annum and is immediately convertible into 100,000 shares of common stock of the Company.

As of June 30, 2013 and December 31, 2012, the principal balance of the convertible promissory note plus accrued interest was $20,102.

Also, during the six months ended June 30, 2013, the Company received advances of $12,180 from the same party for working capital purposes. As of June 30, 2013 and December 31, 2012, balance outstanding was $12,180 and $Nil, respectively.

NOTE 8 - CONVERTIBLE NOTE PAYABLE

On October 20, 2012, the Company entered into an agreement with a third party non-affiliate to a 20% interest bearing convertible note for CAD20,000 ($20,102) due on January 20, 2013, with the conversion features commencing immediately. The note is convertible into 100,000 shares of common stock of the Company.

As of December 31, 2012, the balance in the note and accrued interest was $20,102 and $4,000, respectively. There was no such convertible note outstanding as of December 31, 2011.

Subsequent to the date of the financial statements, on May 11, 2013, the note was extended to June 30, 2013.